Warrants Presented at Fair Value	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
WARRANTS PRESENTED AT FAIR VALUE
NOTE 12:-	Warrants presented at fair value

The Company’s outstanding warrants classified as a liability as of December 31, 2019 are as follows:

Outstanding	Exercise price	Issuance year	Exercisable through	Fair value

120,000	$0.92(*)	2014	(*****)	6	(********)
296,813	1.50	2015	2020	-	(********)
374,001	1.50	2016	2021	2	(********)
905,555	0.17	2017	2022	22,027	Refer to Note 8b
333,333	1.50	2017	2022	96	Refer to Note 11b5
53,333	1.50	2017	2022	2	Refer to Note 11b1
50,000	1.50	2017	2022	3	Refer to Note 8a
33,332	1.20	2017	2022	16	Refer to Note 8b
33,332	1.00	2017	2022	16	Refer to Note 8b
675,926	(**)	2017	2022	68,275	Refer to Note 3
11,111	1.20	2017	2022	4	Refer to Note 11b7
300,000	0.50	2018	2023	1,560	Refer to Note 11b6
1,659,971	0.17	2018	2022	11,522	Refer to Note 8b
29,411,765	0.17(***)	2018	2021(******)	420,386	Refer to Note 8e
15,441,177	(****)	(****)	(****)	220,704	Refer to Note 8e
6,617,647	0.17(***)	2018	2020(*******)	50,510	Refer to Note 8f
11,764,706	0.17(***)	2018	2020(*******)	107,602	Refer to Note 8g
1,411,765	0.17(***)	2019	2024	$49,100	Refer to Note 8g
5,882,352	0.17(***)	2019	2021(*******)	61,541	Refer to Note 8h
18,382,352	0.17(***)	2019	2021(******)	262,742	Refer to Note 8e
13,970,587	$0.17(***)	2019	2021(*******)	227,998	Refer to Note 8i

107,729,058				$1,504,112	(*********)

(*)	Subject to changes as describe in the agreement.

(**)	Less than $0.01.

(***)	Subject to a mechanism described in the agreement but not less than $0.17, therefore, the outstanding amounts were calculated based on an exercise price of $0.17, which results in the maximum potential amount of warrants.

(****)	Since the actual number of warrants cannot be determined as of December 31, 2019, the outstanding amounts were calculated based on an exercise price of $0.17, which results in the maximum potential amount of warrants.

(*****)	M&A or qualified PO as described in the agreement.

(******)	Two years from the registration statement or a PO, the earlier

(*******)	Two years or a PO, the earlier.

(********)	Issued in connection with the 2016, 2015 and 2014 financing rounds.

(*********)	Contains warrants presented at fair value within current liabilities of $158,112 and within non-current liabilities of $1,346,000.